Investment Securities (Tables)	6 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:	(1)	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and not included in the table above.

At September 30, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥47,368,150	¥143,024	¥13,004		¥47,498,170
Japanese prefectural and municipal bonds	195,374	8,024	5		203,393
Foreign governments and official institutions bonds	873,306	16,617	966		888,957
Corporate bonds	2,821,943	83,456	3,106		2,902,293
Residential mortgage-backed securities	1,006,996	11,334	8,296		1,010,034
Commercial mortgage-backed securities	67,298	636	1,417		66,517
Asset-backed securities	458,356	414	—		458,770
Other debt securities	921	1	—		922
Marketable equity securities	2,439,060	819,586	30,377		3,228,269

Total	¥55,231,404	¥1,083,092	¥57,171		¥56,257,325

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥665,748	¥6,085	¥—		¥671,833
Japanese prefectural and municipal bonds	14,597	81	—		14,678
Foreign governments and official institutions bonds	777,439	5,920	2,215		781,144
Corporate bonds	131,683	817	64		132,436
Asset-backed securities	1,002,125	46,181	3,132	(1)	1,045,174
Other debt securities	75	3	—		78

Total	¥2,591,667	¥59,087	¥5,411		¥2,645,343

Note:	(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥34,218 million before taxes at September 30, 2011 and not included in the table above.

Contractual Maturity

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥543,376	¥546,354	¥17,002,080
Due from one year to five years	1,073,850	1,086,076	27,442,927
Due from five years to ten years	660,696	692,448	3,842,852
Due after ten years	313,745	320,465	4,741,197

Total	¥2,591,667	¥2,645,343	¥53,029,056

Schedule Of Investments, By Type And Length In Continuous Loss Position

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At September 30, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥20,826,253	¥5,802	¥797,962	¥7,202	¥21,624,215	¥13,004	66
Japanese prefectural and municipal bonds	9,995	5	—	—	9,995	5	1
Foreign governments and official institutions bonds	125,781	437	16,074	529	141,855	966	44
Corporate bonds	356,706	2,249	103,927	857	460,633	3,106	2,374
Residential mortgage-backed securities	377,186	5,501	27,615	2,795	404,801	8,296	223
Commercial mortgage-backed securities	22,674	252	21,719	1,165	44,393	1,417	39
Asset-backed securities	1,857	—	379	—	2,236	—	5
Marketable equity securities	239,878	30,127	509	250	240,387	30,377	172

Total	¥21,960,330	¥44,373	¥968,185	¥12,798	¥22,928,515	¥57,171	2,924

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥13,418	¥72	¥80,349	¥2,143	¥93,767	¥2,215	7
Corporate bonds	1,337	64	—	—	1,337	64	2
Asset-backed securities	203,029	3,132	124,486	—	327,515	3,132	225

Total	¥217,784	¥3,268	¥204,835	¥2,143	¥422,619	¥5,411	234

Roll-Forward Of Credit Loss Component Recognized In Earnings

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period	¥36,591	¥35,458

Additions:
Initial credit impairments	8,828	4,502
Subsequent credit impairments	3,723	2,756

Reductions:
Securities sold or matured	(11,908)	(9,770)

Balance at end of period	¥37,234	¥32,946